UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment [   ]; Amendment Number:  _____
This Amendment (Check only one.): [   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  	Lawrence T. Perera
Address:Hemenway & Barnes LLP
	60 State Street
	Boston, MA 02109

Form 13F File Number: 28-06167

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	Sveta Y. Bartsch
Title:	Paralegal, Duly Authorized
Phone:	617-557-9751

Signature, Place, and Date of Signing:

Sveta Y. Bartsch	Boston, MA	08/13/2009
[Signature]		[City, State]	[Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all
holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE. (Check here if no holdings reported
are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT. (Check here if a
portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number	Name

28-_____
       [Repeat as necessary.]

Report Summary:


Number of Other Included Managers:	8

Form 13F Information Table Entry Total:	30

Form 13F Information Table Value Total:	24360470

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.	Form 13F File Number	Name
1	28-11136		Brian C. Broderick (12)*
2	28-5362			John M. Cornish
3	28-471			Fiduciary Trust Company
4	28-2724			Marion Fremont-Smith
5	28-11134		Stephen W. Kidder (35) *
6 	28-06165		Michael J. Puzo (25)*
7 	28-10379		Kurt F. Somerville (32)*
8	28-262			Welch & Forbes, Inc.

* Refers to manager number on attached detail in item 7.



AS OF JUNE 30, 2009   FORM 13F   SEC FILE # LAWRENCE T PERERA \ 28-06167

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


ITEM 1:                        ITEM 2:       ITEM 3:     ITEM 4:     ITEM 5:       ITEM 6:     ITEM 7:           ITEM 8:
NAME OF ISSUER             TITLE OF CLASS     CUSIP    FAIR MARKET  SHARES OR      INVESTMENT  MANAGERS          VOTING AUTHORITY
                                              NUMBER      VALUE     PRINCIPAL      DISCRETION              (A)     (B)    (C)
                                                                     AMOUNT    (A)  (B) (C)                SOLE   SHARED  NONE

ABB LTD                   SPONSORED        000375204         221709      14050           XX                          6350
                          ADR                                                            XX       35                 2000
                                                                                         XX     12,32                5700

ABBOTT LABS               COMMON STOCK     002824100         235200       5000           XX                          4600
                                                                                         XX     12,32                 400

APTARGROUP INC            COMMON STOCK     038336103         630486      18670           XX                         11270
                                                                                         XX       35                 3400
                                                                                         XX     12,32                4000

CVS CAREMARK              COMMON STOCK     126650100         247789       7775           XX                          4075
CORPORATION                                                                              XX       35                 1500
                                                                                         XX     12,32                2200

CANADIAN NATIONAL         COMMON STOCK     136375102         743852      17315           XX                         10015
RAILWAY CO                                                                               XX       35                 3600
                                                                                         XX     12,32                3700

CHEVRON CORP              COMMON STOCK     166764100         353113       5330           XX                          3054
                                                                                         XX       35                 2276

CISCO SYS INC             COMMON STOCK     17275R102         279750      15000           XX                          6900
                                                                                         XX     12,32                8100

DEERE & COMPANY           COMMON STOCK     244199105         253683       6350           XX                          3000
                                                                                         XX       35                 1000
                                                                                         XX     12,32                2350

E M C CORP                COMMON STOCK     268648102         269205      20550           XX                          8950
                                                                                         XX       35                 5000
                                                                                         XX     12,32                6600

EMERSON ELECTRIC CO       COMMON STOCK     291011104         572670      17675           XX                         11075
                                                                                         XX       35                 2600
                                                                                         XX     12,32                4000

ENCANA CORP               COMMON STOCK     292505104         966100      19529           XX                         11429
                                                                                         XX       35                 3700
                                                                                         XX     12,32                4400

EXXON MOBIL CORP          COMMON STOCK     30231G102        1222587      17488           XX                         12638
                                                                                         XX       35                 3500
                                                                                         XX     12,32                1350

GENERAL ELECTRIC CO       COMMON STOCK     369604103         403145      34398           XX                         26698
                                                                                         XX       35                 4500
                                                                                         XX     12,32                3200

GILEAD SCIENCES           COMMON STOCK     375558103         281040       6000           XX     12,32                6000

INTEL CORPORATION         COMMON STOCK     458140100         634163      38318           XX                         24418
                                                                                         XX       35                 5000
                                                                                         XX     12,32                8900

INTL BUSINESS MACHINES    COMMON STOCK     459200101         316706       3033           XX                          1983
                                                                                         XX     12,32                1050

ISHARES TRUST             INDEX FUND ETF   464287465        1228624      26820           XX                         26820
MSCI EAFE

JOHNSON & JOHNSON         COMMON STOCK     478160104         911242      16043           XX                         11935
                                                                                         XX       35                 1900
                                                                                         XX     12,32                2208

MERCK & CO INC            COMMON STOCK     589331107         241491       8637           XX                          6937
                                                                                         XX       35                 1000
                                                                                         XX     12,32                 700

MICROSOFT CORP            COMMON STOCK     594918104         294938      12408           XX                          8208
                                                                                         XX     12,32                4200

NOKIA CORP ADR A          COMMON STOCK     654902204         205214      14075           XX                          7675
                                                                                         XX       35                 2300
                                                                                         XX     12,32                4100

NOVARTIS AG ADR           COMMON STOCK     66987V109         433802      10635           XX                          5935
                                                                                         XX       35                 2500
                                                                                         XX     12,32                2200

PEPSICO INC               COMMON STOCK     713448108         571584      10400           XX                          9000
                                                                                         XX       35                 1000
                                                                                         XX     12,32                 400

PRICE T. ROWE             COMMON STOCK     74144T108       10195566     244674           XX                        244674

PROCTER & GAMBLE CO       COMMON STOCK     742718109         588672      11520           XX                          7620
                                                                                         XX       35                 2000
                                                                                         XX     12,32                1900

SIMS METAL                SPONSORED        829160100         242285      11750           XX                          6850
MANAGEMENT LTD            ADR                                                            XX     12,32                4900

STATE STREET CORP         COMMON STOCK     857477103         250113       5299           XX                          3299
                                                                                         XX       35                 1200
                                                                                         XX     12,32                 800

3 M COMPANY               COMMON STOCK     88579Y101         747103      12431           XX                          9131
                                                                                         XX       35                 1500
                                                                                         XX     12,32                1800

UNITED TECHNOLOGIES       COMMON STOCK     913017109         299654       5767           XX                          5767

VANGARD EMERGING
MARKETS STOCK             INDEX FUND ETF   922042858         518984      16310           XX                         16310

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